Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Plant and equipment, net	$ 439	$ 485	$ 280
Right-of-use assets	678	991	1,036
Intangible assets	14,767	14,778	14,798
Rental deposits	119	124	113
Time deposits with maturity greater than twelve months		4,307	7,842
Total non-current assets	16,003	20,685	24,069
Current assets
Deposits, prepayments and deferred expenses	2,759	1,176	4,827
Tax recoverable			57
Financial assets at fair value through profit and loss ("FVTPL")	20,400	19,067	23,744
Time deposits with maturity less than twelve months	6,920	2,872	24,000
Cash and cash equivalents	25,296	32,675	46,740
Total current assets	55,375	55,790	99,368
Total assets	71,378	76,475	123,437
Current liabilities
Other payables and accruals	12,804	11,675	11,401
Accounts payable and accrued offering costs	947
Financial liabilities arising from unvested restricted shares		68	1,647
Lease liabilities	385	614	508
Total current liabilities	14,136	12,357	13,556
Net current assets	41,239	43,433	85,812
Total assets less current liabilities	57,242	64,118	109,881
Non-current liabilities
Lease liabilities	294	377	528
Warrant liabilities	1,251
Convertible preferred shares		511,861	322,215
Total non-current liabilities	1,545	512,238	322,743
Net assets (liabilities)	55,697	(448,120)	(212,862)
Equity
Share capital		41	40
Treasury shares	0	(68)	(1,647)
Share premium		12,279	11,888
Reserves	19,312	14,228	12,292
Accumulated losses	(625,096)	(474,600)	(235,435)
Total equity (deficit)	55,697	(448,120)	(212,862)
Issued capital [member]
Equity
Share capital		3
Total equity (deficit)	9	41	40
Share premium [member]
Equity
Share premium	661,472	12,317
Total equity (deficit)	661,472	$ 12,279	$ 11,888
Class A Ordinary Shares [Member]
Equity
Share capital	1
Class B Ordinary Shares [Member]
Equity
Share capital	$ 8